MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	EQUITY - 97.1%
359,800	Consumer Discretionary Select Sector SPDR Fund				$ 53,502,260
3,544,030	Financial Select Sector SPDR Fund(a)				129,569,736
899,500	Health Care Select Sector SPDR Fund(a)				119,957,320
292,980	Invesco QQQ Trust Series 1				86,317,768
139,005	iShares Expanded Tech-Software Sector ETF				39,195,240
462,600	iShares Russell 2000 ETF				88,578,648
1,524,010	iShares S&P Mid-Cap 400 Growth ETF(a)				111,542,292
930,340	Schwab U.S. Large-Cap Value ETF(a)				63,942,268
776,140	SPDR S&P Biotech ETF(b),(c)				68,998,846
675,910	Technology Select Sector SPDR Fund(a)				91,896,724
38,550	VanEck Oil Services ETF				12,723,427
262,140	VanEck Semiconductor ETF(c)				62,153,394
842,960	Vanguard Energy ETF				105,268,845
	TOTAL EXCHANGE-TRADED FUNDS (Cost $843,804,657)				1,033,646,768

	SHORT-TERM INVESTMENT — 2.0%
	COLLATERAL FOR SECURITIES LOANED - 2.0%
21,706,535	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.24% (Cost $21,706,535)(d),(e)				21,706,535

	TOTAL INVESTMENTS - 99.1% (Cost $865,511,192)				$ 1,055,353,303
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $1,683,866)				(2,300,510)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%				12,039,603
	NET ASSETS - 100.0%				$ 1,065,092,396

Contracts(f)
	WRITTEN EQUITY OPTIONS - (0.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
362	VanEck Oil Services ETF	03/17/2023	$ 270	$ 9,774,000	$ 2,300,510
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,683,866)

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for options. As of January 31, 2023, the fair value of the securities held as collateral was $168,601,350.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2023 was $21,706,420.
(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2023. Total collateral had a value of $21,706,353 at January 31, 2023.
(e)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
391,500	ARK Fintech Innovation ETF(a),(b)	$ 7,219,260
224,100	ARK Genomic Revolution ETF(a),(b)	7,552,170
504,900	Bitwise Crypto Industry Innovators ETF(a)	2,771,901
356,400	Global X Cloud Computing ETF(a),(b)	6,397,380
332,100	Global X Robotics & Artificial Intelligence ETF	7,903,980
213,260	Invesco Solar ETF(a),(b)	17,231,408
278,100	KraneShares CSI China Internet ETF(a)	9,419,247
143,100	Proshares Online Retail ETF(a)	5,154,462
234,900	Renaissance IPO ETF(a),(b)	6,729,885
137,700	VanEck Video Gaming and eSports ETF	6,725,268
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,138,121)	77,104,961

	SHORT-TERM INVESTMENT — 29.0%
	COLLATERAL FOR SECURITIES LOANED - 29.0%
22,600,959	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.24% (Cost $22,600,959)(c),(d)	22,600,959

	TOTAL INVESTMENTS - 128.1% (Cost $127,739,080)	$ 99,705,920
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1)%	(21,859,819)
	NET ASSETS - 100.0%	$ 77,846,101

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2023 was $22,836,111.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2023. Total collateral had a value of $22,600,959 at January 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2%
	EQUITY - 94.2%
288,085	Franklin FTSE Brazil ETF	$ 5,378,547
116,755	Franklin FTSE Canada ETF	3,779,359
434,360	Franklin FTSE Japan ETF	11,206,488
140,700	Franklin FTSE South Korea ETF	3,077,109
122,275	Franklin FTSE Taiwan ETF	4,447,142
434,385	Franklin FTSE United Kingdom ETF	10,598,994
197,100	iShares MSCI Europe Financials ETF	3,914,406
135,050	iShares MSCI France ETF	4,991,448
301,125	iShares MSCI Germany ETF(a)	8,443,545
244,550	iShares MSCI Poland ETF	4,093,767
118,640	iShares MSCI Sweden ETF	4,146,468
335,800	KraneShares CSI China Internet ETF(b)	11,373,546
		75,450,819

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,805,996)	75,450,819

	SHORT-TERM INVESTMENT — 4.9%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
3,961,500	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.24% (Cost $3,961,500)(c),(d)	3,961,500

	TOTAL INVESTMENTS - 99.1% (Cost $74,767,496)	$ 79,412,319
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	711,466
	NET ASSETS - 100.0%	$ 80,123,785

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2023 was $3,897,560.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2023. Total collateral had a value of $3,961,500 at January 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.